Note 6 - Convertible Debt - Related Party, Convertible Debt-Related Party (Details) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 19, 2012
Related Party Transaction [Line Items]
Gross Principal Amount Outstanding	$ 24,480,000	$ 22,414,000	$ 17,000,000
Convertible Debt, Noncurrent	24,480,000	22,414,000	17,000,000
Replacement Note [Member] | Gross Amount [Member]
Related Party Transaction [Line Items]
Gross Principal Amount Outstanding	20,000,000	20,000,000
Convertible Debt, Noncurrent	20,000,000	20,000,000
Replacement Note [Member] | Net Amount [Member]
Related Party Transaction [Line Items]
Gross Principal Amount Outstanding	20,000,000	20,000,000
Convertible Debt, Noncurrent	20,000,000	20,000,000
Replacement Note [Member]
Related Party Transaction [Line Items]
Gross Principal Amount Outstanding				20,000,000
Convertible Debt, Noncurrent				20,000,000
The 2013 Note [Member] | Gross Amount [Member]
Related Party Transaction [Line Items]
Gross Principal Amount Outstanding	3,500,000	3,500,000
Convertible Debt, Noncurrent	3,500,000	3,500,000
The 2013 Note [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Unamortized Debt Discount	(1,020,000)	(1,086,000)
The 2013 Note [Member] | Net Amount [Member]
Related Party Transaction [Line Items]
Gross Principal Amount Outstanding	2,480,000	2,414,000
Convertible Debt, Noncurrent	2,480,000	2,414,000
Gross Amount [Member]
Related Party Transaction [Line Items]
Gross Principal Amount Outstanding	25,500,000	23,500,000
Convertible Debt, Noncurrent	25,500,000	23,500,000
Convertible Debt [Member]
Related Party Transaction [Line Items]
Unamortized Debt Discount	(1,020,000)	(1,086,000)
Net Amount [Member]
Related Party Transaction [Line Items]
Gross Principal Amount Outstanding	24,480,000	22,414,000
Convertible Debt, Noncurrent	$ 24,480,000	$ 22,414,000